Consulting Agreement	12 Months Ended
Dec. 31, 2012
Consulting Agreement [Abstract]
Consulting Agreement
Note 8 – Consulting Agreement

In 2010, we entered into consulting agreements with two individuals to provide technical assistance to allow the Company to enhance its ducted wind turbine. Payment for services was to be on an hourly basis at an agreed upon rate for services performed. In conjunction with these agreements, these individuals received stock options vesting over a one to three year period.  Stock option expense associated with these awards amounted to $20,826 for the year ended December 31, 2011.  No such expense was recorded for 2012.